INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 184,987,233		$ 226,703,371
Acquisition costs of operating limited partnerships	6,519,915		9,097,175
Cumulative distributions from operating limited partnerships	(1,524,276)		(1,675,040)
Cumulative impairment loss in investments in operating limited partnerships	(101,705,964)		(122,872,037)
Cumulative losses from operating limited partnerships	(88,276,908)		(111,253,469)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(752,340)		(1,145,457)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,014,542)		(1,902,879)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	110,689		183,255
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(54,135,331)		(57,696,047)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	298,325		357,746
Cumulative impairment loss in investments in operating limited partnerships	101,705,964		122,872,037
Other	(1,537,638)		(1,455,539)
Equity per operating limited partnerships' combined financial statements	44,675,127	$ 44,675,127	61,213,116	$ 61,213,116
Series Twenty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	801,709		1,140,993
Acquisition costs of operating limited partnerships	113,727		162,528
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(337,192)		(337,192)
Cumulative losses from operating limited partnerships	(578,244)		(966,329)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	144		7,136
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(346,427)		(1,066,850)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	337,192		337,192
Other	(3,038)		(2,935)
Equity per operating limited partnerships' combined financial statements	(12,129)	(12,129)	(725,457)	(725,457)
Series Twenty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		524,510
Acquisition costs of operating limited partnerships	0		85,843
Cumulative distributions from operating limited partnerships	0		(22,441)
Cumulative impairment loss in investments in operating limited partnerships	0		(38,116)
Cumulative losses from operating limited partnerships	0		(549,796)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		15,685
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(325,745)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		38,116
Other	0		(43,375)
Equity per operating limited partnerships' combined financial statements	0	0	(315,319)	(315,319)
Series Twenty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	755,045		755,045
Acquisition costs of operating limited partnerships	78,016		78,016
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(325,787)		(325,787)
Cumulative losses from operating limited partnerships	(507,274)		(507,274)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(39,009)		(39,009)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	7,927		7,927
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(917,196)		(856,165)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	325,787		325,787
Other	1,126		1,125
Equity per operating limited partnerships' combined financial statements	(621,365)	(621,365)	(560,335)	(560,335)
Series Twenty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	652,559		3,303,139
Acquisition costs of operating limited partnerships	101,606		482,854
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(554,366)		(2,213,351)
Cumulative losses from operating limited partnerships	(199,799)		(1,572,642)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,597)		(62,597)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	(5,691)		(5,691)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(278,856)		(970,072)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	34,901		34,901
Cumulative impairment loss in investments in operating limited partnerships	554,366		2,213,351
Other	(4,235)		(97,940)
Equity per operating limited partnerships' combined financial statements	237,888	237,888	1,111,952	1,111,952
Series Twenty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,609,877		2,879,744
Acquisition costs of operating limited partnerships	270,834		310,375
Cumulative distributions from operating limited partnerships	(21,752)		(34,932)
Cumulative impairment loss in investments in operating limited partnerships	(1,018,072)		(1,151,381)
Cumulative losses from operating limited partnerships	(1,840,887)		(2,003,806)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(30,158)		(30,158)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(91,548)		(91,548)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	5,141		841
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,244,208)		(2,267,378)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,688		6,688
Cumulative impairment loss in investments in operating limited partnerships	1,018,072		1,151,381
Other	125,715		107,836
Equity per operating limited partnerships' combined financial statements	(1,210,298)	(1,210,298)	(1,122,338)	(1,122,338)
Series Twenty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		1,438,868
Acquisition costs of operating limited partnerships	0		167,460
Cumulative distributions from operating limited partnerships	0		(57,503)
Cumulative impairment loss in investments in operating limited partnerships	0		(1,430,062)
Cumulative losses from operating limited partnerships	0		(118,763)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		31,239
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(456,606)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		1,430,062
Other	0		(78,352)
Equity per operating limited partnerships' combined financial statements	0	0	926,343	926,343
Series Twenty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,935,123		5,164,819
Acquisition costs of operating limited partnerships	594,449		772,454
Cumulative distributions from operating limited partnerships	(11,745)		(30,449)
Cumulative impairment loss in investments in operating limited partnerships	(902,540)		(1,350,275)
Cumulative losses from operating limited partnerships	(3,615,287)		(4,556,549)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(51,000)		(51,000)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(38,119)		(59,837)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	28,901		45,732
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,965,540)		(4,815,872)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	171,816		171,816
Cumulative impairment loss in investments in operating limited partnerships	902,540		1,350,275
Other	(88,729)		(94,916)
Equity per operating limited partnerships' combined financial statements	(3,040,131)	(3,040,131)	(3,453,802)	(3,453,802)
Series Twenty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,133,255		5,994,660
Acquisition costs of operating limited partnerships	387,469		813,797
Cumulative distributions from operating limited partnerships	0		(1,096)
Cumulative impairment loss in investments in operating limited partnerships	(2,626,423)		(3,487,976)
Cumulative losses from operating limited partnerships	(894,301)		(3,319,385)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(222,527)		(222,527)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(925,221)		(1,317,831)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,626,423		3,487,976
Other	(105,509)		(84,291)
Equity per operating limited partnerships' combined financial statements	1,373,166	1,373,166	1,863,327	1,863,327
Series Twenty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,736,848		2,736,848
Acquisition costs of operating limited partnerships	388,894		388,894
Cumulative distributions from operating limited partnerships	(5,079)		(5,079)
Cumulative impairment loss in investments in operating limited partnerships	(973,150)		(930,910)
Cumulative losses from operating limited partnerships	(2,147,513)		(2,189,753)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(12,030)		(12,030)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,189)		(62,189)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	33,990		33,990
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,012,890)		(1,819,446)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	973,150		930,910
Other	(47,411)		(45,965)
Equity per operating limited partnerships' combined financial statements	(1,127,380)	(1,127,380)	(974,730)	(974,730)
Series Twenty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,015,021		9,231,659
Acquisition costs of operating limited partnerships	869,863		1,333,588
Cumulative distributions from operating limited partnerships	(14,324)		(14,324)
Cumulative impairment loss in investments in operating limited partnerships	(2,645,150)		(5,444,545)
Cumulative losses from operating limited partnerships	(4,225,410)		(5,106,378)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(132,403)		(596,128)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	39,537		39,537
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,943,963)		(3,478,199)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	(316)		7,039
Cumulative impairment loss in investments in operating limited partnerships	2,645,150		5,444,545
Other	(33,985)		(30,529)
Equity per operating limited partnerships' combined financial statements	(425,980)	(425,980)	1,386,265	1,386,265
Series Thirty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,419,639		5,493,284
Acquisition costs of operating limited partnerships	370,248		667,262
Cumulative distributions from operating limited partnerships	(22,837)		(29,318)
Cumulative impairment loss in investments in operating limited partnerships	(1,571,164)		(2,194,151)
Cumulative losses from operating limited partnerships	(2,195,886)		(3,937,077)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(71,585)		(112,197)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(235,701)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,447,713)		(2,083,473)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,092		1,092
Cumulative impairment loss in investments in operating limited partnerships	1,571,164		2,194,151
Other	(12,117)		(21,265)
Equity per operating limited partnerships' combined financial statements	40,841	40,841	(257,393)	(257,393)
Series Thirty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,325,826		5,898,003
Acquisition costs of operating limited partnerships	744,060		826,360
Cumulative distributions from operating limited partnerships	(29,962)		(31,355)
Cumulative impairment loss in investments in operating limited partnerships	(3,106,050)		(3,574,025)
Cumulative losses from operating limited partnerships	(2,933,874)		(3,118,983)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(47,462)		(47,462)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)		(77,600)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	740		6,859
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,336,809)		(3,188,582)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,106,050		3,574,025
Other	(44,918)		(50,995)
Equity per operating limited partnerships' combined financial statements	(399,999)	(399,999)	216,245	216,245
Series Thirty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	12,481,943		14,149,131
Acquisition costs of operating limited partnerships	1,405,649		1,645,450
Cumulative distributions from operating limited partnerships	(44,114)		(45,614)
Cumulative impairment loss in investments in operating limited partnerships	(8,016,312)		(9,175,569)
Cumulative losses from operating limited partnerships	(5,827,166)		(6,573,398)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(160,172)		(172,318)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,691,664)		(3,395,101)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	29,991		29,991
Cumulative impairment loss in investments in operating limited partnerships	8,016,312		9,175,569
Other	225,300		251,165
Equity per operating limited partnerships' combined financial statements	4,419,767	4,419,767	5,889,306	5,889,306
Series Thirty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,465,137		8,367,365
Acquisition costs of operating limited partnerships	783,763		950,957
Cumulative distributions from operating limited partnerships	(3,170)		(3,170)
Cumulative impairment loss in investments in operating limited partnerships	(5,228,587)		(6,568,884)
Cumulative losses from operating limited partnerships	(2,017,143)		(2,746,268)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(81,443)		(179,468)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(167,193)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,423,036)		(1,876,329)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		9,684
Cumulative impairment loss in investments in operating limited partnerships	5,228,587		6,568,884
Other	(18,341)		(13,716)
Equity per operating limited partnerships' combined financial statements	3,705,767	3,705,767	4,341,862	4,341,862
Series Thirty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,257,458		6,257,458
Acquisition costs of operating limited partnerships	411,337		411,337
Cumulative distributions from operating limited partnerships	(20,308)		(20,308)
Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)		(3,951,725)
Cumulative losses from operating limited partnerships	(2,696,762)		(2,696,762)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,445,856)		(1,354,867)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,951,725		3,951,725
Other	(143,671)		(139,920)
Equity per operating limited partnerships' combined financial statements	2,073,648	2,073,648	2,168,388	2,168,388
Series Thirty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,705,747		5,386,247
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(2,459)
Cumulative impairment loss in investments in operating limited partnerships	(754,520)		(2,462,259)
Cumulative losses from operating limited partnerships	(1,951,227)		(2,921,529)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,119,964)		(2,237,121)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	3,300		3,300
Cumulative impairment loss in investments in operating limited partnerships	754,520		2,462,259
Other	5		2,467
Equity per operating limited partnerships' combined financial statements	(1,362,139)	(1,362,139)	230,905	230,905
Series Thirty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	4,276,900		4,276,900
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(27,291)		(27,291)
Cumulative impairment loss in investments in operating limited partnerships	(2,406,542)		(2,406,542)
Cumulative losses from operating limited partnerships	(1,843,067)		(1,843,067)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,076,427)		(984,727)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,406,542		2,406,542
Other	(37,008)		(33,040)
Equity per operating limited partnerships' combined financial statements	1,293,107	1,293,107	1,388,775	1,388,775
Series Thirty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,003,938		7,549,550
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(65,908)		(65,908)
Cumulative impairment loss in investments in operating limited partnerships	(3,023,930)		(3,922,795)
Cumulative losses from operating limited partnerships	(2,914,100)		(3,560,847)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		(155,365)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,295,610)		(1,916,369)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		13,201
Cumulative impairment loss in investments in operating limited partnerships	3,023,930		3,922,795
Other	(65,834)		(12,299)
Equity per operating limited partnerships' combined financial statements	1,662,486	1,662,486	1,851,963	1,851,963
Series Thirty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	9,815,140		9,815,140
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(359,635)		(359,635)
Cumulative impairment loss in investments in operating limited partnerships	(7,249,126)		(7,194,962)
Cumulative losses from operating limited partnerships	(2,206,379)		(2,260,543)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(890,820)		(866,648)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	7,249,126		7,194,962
Other	(269,977)		(233,707)
Equity per operating limited partnerships' combined financial statements	6,088,329	6,088,329	6,094,607	6,094,607
Series Thirty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		671,150
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		(233,531)
Cumulative losses from operating limited partnerships	0		(437,619)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(97,796)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		233,531
Other	0		(72,294)
Equity per operating limited partnerships' combined financial statements	0	0	63,441	63,441
Series Forty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,870,415		11,579,898
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(22,466)		(22,466)
Cumulative impairment loss in investments in operating limited partnerships	(5,308,127)		(5,441,719)
Cumulative losses from operating limited partnerships	(5,539,822)		(6,115,713)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(16,841)		(16,841)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,760,624)		(2,230,853)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	22,950		32,119
Cumulative impairment loss in investments in operating limited partnerships	5,308,127		5,441,719
Other	(74,329)		(72,329)
Equity per operating limited partnerships' combined financial statements	2,479,283	2,479,283	3,153,815	3,153,815
Series Forty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	9,423,231		15,436,181
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(28,546)		(38,570)
Cumulative impairment loss in investments in operating limited partnerships	(3,548,252)		(5,854,800)
Cumulative losses from operating limited partnerships	(5,846,433)		(9,542,811)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(33,807)		(33,807)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,298,857)		(3,483,277)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,548,252		5,854,800
Other	(386,974)		(325,495)
Equity per operating limited partnerships' combined financial statements	(171,386)	(171,386)	2,012,221	2,012,221
Series Forty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	9,955,057		16,067,004
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(13,231)		(20,956)
Cumulative impairment loss in investments in operating limited partnerships	(4,092,870)		(7,195,970)
Cumulative losses from operating limited partnerships	(5,848,956)		(8,850,078)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(76,678)		(76,678)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,931,656)		(4,285,267)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		20,012
Cumulative impairment loss in investments in operating limited partnerships	4,092,870		7,195,970
Other	(45,152)		(21,834)
Equity per operating limited partnerships' combined financial statements	39,384	39,384	2,832,203	2,832,203
Series Forty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,263,440		23,300,481
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(264,057)		(271,984)
Cumulative impairment loss in investments in operating limited partnerships	(8,893,106)		(11,001,252)
Cumulative losses from operating limited partnerships	(9,106,277)		(12,027,245)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(34,350)		(121,319)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,470,306)		(4,434,039)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	8,893,106		11,001,252
Other	(91,726)		(50,452)
Equity per operating limited partnerships' combined financial statements	4,296,724	4,296,724	6,395,442	6,395,442
Series Forty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,739,925		13,739,925
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(49,115)		(49,115)
Cumulative impairment loss in investments in operating limited partnerships	(5,557,696)		(5,442,013)
Cumulative losses from operating limited partnerships	(8,133,114)		(8,248,797)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,653,305)		(4,416,600)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	5,557,696		5,442,013
Other	(119,646)		(90,418)
Equity per operating limited partnerships' combined financial statements	784,745	784,745	934,995	934,995
Series Forty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,399,407		25,600,776
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(320,357)		(320,688)
Cumulative impairment loss in investments in operating limited partnerships	(16,583,879)		(16,541,124)
Cumulative losses from operating limited partnerships	(8,495,171)		(8,738,964)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(129,725)		(129,725)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,073,662)		(2,226,331)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,309		23,309
Cumulative impairment loss in investments in operating limited partnerships	16,583,879		16,541,124
Other	(219,562)		(164,622)
Equity per operating limited partnerships' combined financial statements	13,184,239	13,184,239	14,043,755	14,043,755
Series Forty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,944,593		19,944,593
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(200,379)		(200,379)
Cumulative impairment loss in investments in operating limited partnerships	(13,031,398)		(13,001,121)
Cumulative losses from operating limited partnerships	(6,712,816)		(6,743,093)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A).	(7,089)		(7,089)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,584,721)		(1,244,503)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	13,031,398		13,001,121
Other	(77,622)		(37,443)
Equity per operating limited partnerships' combined financial statements	$ 11,366,560	$ 11,366,560	$ 11,716,680	$ 11,716,680